Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Parentheticals)	12 Months Ended
	Apr. 30, 2024 ¥ / shares shares	Apr. 30, 2024 $ / shares shares	Apr. 30, 2023 ¥ / shares shares	Apr. 30, 2022 ¥ / shares shares
Net Loss Per Share [Abstract]
Weighted average shares outstanding used to compute net loss per share, diluted	14,359,123	14,359,123	6,771,025	6,000,000
Diluted (in Yen per share and Dollars per share) | (per share)	¥ (137.51)	$ (0.87)	¥ (290.28)	¥ (184.91)